Goodwill, Product Rights and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended		12 Months Ended			12 Months Ended			3 Months Ended	0 Months Ended	12 Months Ended				12 Months Ended	0 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended			0 Months Ended					12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011 Columbia [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Jan. 23, 2013 Uteron Pharma, SA [Member]	Jan. 31, 2013 Uteron Pharma, SA [Member]	Jun. 11, 2013 Medicines 360 [Member]	Jun. 30, 2013 Medicines 360 [Member]	Dec. 31, 2013 Ascent [Member]	Jan. 31, 2012 Ascent [Member]	Jan. 24, 2012 Ascent [Member]	Dec. 31, 2013 Specifar [Member]	Dec. 31, 2012 Specifar [Member]	May 25, 2011 Specifar [Member]	Dec. 31, 2012 Specifar [Member] Esomeprazole Product Rights [Member]	Dec. 02, 2009 Arrow Group [Member]	Dec. 31, 2013 Arrow Group [Member]	Dec. 31, 2011 Arrow Group [Member]	Dec. 02, 2009 Arrow Group [Member] Restricted Stock [Member]	Dec. 02, 2009 Arrow Group [Member] Mandatorily Redeemable Preferred Stock [Member]	Dec. 31, 2013 Gabapentin [Member]	Oct. 02, 2013 Warner Chilcott [Member]	Dec. 31, 2013 Sanofi [Member]	Oct. 31, 2012 Actavis Plc [Member]	Dec. 31, 2013 IPR&D [Member] Medicines 360 [Member]	Jun. 30, 2012 IPR&D [Member] Specifar [Member]	Dec. 31, 2012 IPR&D [Member] Specifar [Member]	Oct. 02, 2013 IPR&D [Member] Warner Chilcott [Member]	Oct. 02, 2013 Product Rights Intangible Assets [Member] Warner Chilcott [Member]	Oct. 02, 2013 Marketed Products [Member] Warner Chilcott [Member]	Oct. 31, 2012 Marketed Products [Member] Actavis Plc [Member]	Oct. 31, 2012 Core Technology [Member] Actavis Plc [Member]	Oct. 31, 2012 Trademarks [Member] Actavis Plc [Member]	Oct. 31, 2012 Customer Relationships [Member] Actavis Plc [Member]	Dec. 31, 2013 Actavis Pharma [Member]	Dec. 31, 2012 Actavis Pharma [Member]	Dec. 31, 2013 Actavis Pharma [Member] Uteron Pharma, SA [Member]	Dec. 31, 2013 Actavis Pharma [Member] Warner Chilcott [Member]	Jun. 30, 2013 Actavis Pharma - Third Party [Member]	Jun. 30, 2013 Actavis Pharma Middle East Africa Australia and Asia Pacific [Member]
Goodwill [Line Items]
Goodwill		$ 8,197.6		$ 4,854.2						$ 26.4						$ 214.3			$ 195.1								$ 3,992.9													$ 8,111.3	$ 4,767.9	$ 26.4	$ 3,992.9	$ 125.0	$ 178.0
Impairment losses		647.5																																						647.5
Business acquisition, purchase consideration cash paid										142.0		52.3									1,050.0
Business acquisition, purchase consideration shares issued		174.2		138.0																				16.9
Business acquisition, purchase consideration preferred stock shares issued																									0.2
Discounted cash flow years		5 years
Residual growth rate							2.00%		4.00%
Discount rate		8.00%
Increase in fair value of goodwill						6.00%		23.00%
Impairment associated with goodwill or trade name intangible assets	0
Acquisition of intangible assets		8,234.5		3,784.3																							4,729.0									1,697.6
Acquisition of intangible assets													191.7		192.6	192.6			265.1								4,729.0	125.0		191.7			1,708.0	3,021.0	3,021.0		38.9	427.8	103.7
Acquisition of intangible assets relating to IPR&D											250.0																1,708.0		272.9
Impairment charge																	13.9	117.8		16.8		4.4				10.8						101.0
Amortized over a weighted average useful life		10 years 9 months 18 days												9 years			7 years										2 years 8 months 12 days		10 years 9 months 18 days						2 years 8 months 12 days
Impairment charge related to IPR&D assets			$ 102.8		$ 75.8																		$ 27.0								$ 101.0